
      As filed with the Securities and Exchange Commission on September 30, 2010

                                            1933 Act Registration No. 333-149053

                                             1940 Act Registration No. 811-08651

                                                              CIK No. 0001055225

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 4

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 59

     LLANY Separate Account R for Flexible Premium Variable Life Insurance

                           (Exact Name of Registrant)

                              Lincoln SVULone2007

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                           (Exact Name of Depositor)

                         100 Madison Street, Suite 1860

                               Syracuse, NY 13202

              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (315) 428-8400

                          Robert O. Sheppard, Esquire

                   Lincoln Life & Annuity Company of New York

                         100 Madison Street, Suite 1860

                               Syracuse, NY 13202

                    (Name and Address of Agent for Service)

                                    Copy to:

                                John L. Reizian

                  The Lincoln National Life Insurance Company

                               350 Church Street

                               Hartford, CT 06103

            Approximate Date of Proposed Public Offering: Continuous

                     Title of Securities being registered:

  Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration

                 Statement has been registered pursuant to

Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the

Registrant for the fiscal year ending

December 31, 2009 was filed March 23, 2010.

It is proposed that this filing will become effective:

/x/ immediately upon filing pursuant to paragraph (b)

/ / on August 16, 2010 pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)

/ / on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.

/ / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be

September 3, 2010.

The Prospectus and Statement of Additional Information, including the financial statements of Lincoln Life & Annuity Company of New York and the financial statements of LLANY Separate Account R for Flexible Premium Variable Life Insurance, as submitted with Post-Effective Amendment No. 2 to Registration Statement on Form N-6 filed on April 1, 2010 (File No. 333-149053), are incorporated herein by reference.

Supplement Dated September 30, 2010

To the Product Prospectus for:

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Lincoln SVULONE 2007

This supplement outlines certain changes to your variable universal life insurance product prospectus.  It is for informational purposes only; no action is required on your part.  Keep this supplement with your prospectus for future reference. Unless otherwise indicated, these changes are effective as of the date of this supplement.

Overview of the changes:

1.  In the prospectus, under “POLICY SUMMARY”, the provision with respect to Charges and Fees:

•                  The Surrender Charge shown for a Representative Insured shown in the Surrender Charge section of “Table I: Transaction Fees” have been changed.  The Surrender Charge for the male Representative Insured has been changed from “$25.85 per $1000 of specified amount” to “$25.81 per $1000 of specified amount.”

The changes noted above have resulted in changes in the numerical values in some of the representative calculations and tables included in the prospectus, dated May 1, 2010.  The tables, calculations and the sentences in which these numerical changes occur are set out below.

2.  Under “LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT”, the provision with respect to Sub-Accounts and Funds:

•                  The LVIP Marsico International Growth Fund has changed its name following a change in sub-advisor.  It is now known as LVIP MFS International Growth Fund.

•                  The Delaware VIP Trend Series fund has changed its name following a merger.  It is now known as Delaware VIP Smid Cap Growth Series.

3.  Under “YOUR INSURANCE POLICY”, the provision with respect to Riders:

•                  The following sentence is added to the beginning of the Estate Tax Repeal Rider.

This rider will no longer be available to policies issued on or after November 15, 2010.

Please refer to the May 1, 2010 prospectus for a discussion of all other provisions of your policy that are not discussed in this supplement.

The prospectus dated May 1, 2010 is being amended as follows (in order of how these respective sections appear in the prospectus):

Changes to “Charges and Fees” (under “POLICY SUMMARY”, sub-section “Charges and Fees”):

The following replaces the “Charge for a Representative Insured” under the “Surrender Charge” section of Table I: Transaction Fees:

Charge	When Charge is Deducted	Amount Deducted
Surrender Charge*(2)
Charge for a Representative Insured

For up to 15 years from the Policy Date and up to 15 years from the effective date of each increase in specified amount, a Surrender Charge will be deducted at the time you effect a Full Surrender of your policy. For up to 10 years from the Policy Date or up to 10 years from the effective date of each increase in specified amount, a Surrender Charge will be deducted at the time you effect a Reduction in Specified Amount.

For a male, age 45, standard non-tobacco, in year one the maximum Surrender Charge is $25.81 per $1,000 of specified amount.

* These charges and costs vary based on individual characteristics. The charges and costs shown in the table may not be representative of the charges and costs that a particular policy owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from you financial advisor.

(2) During the life of the policy, you may request one or more Partial Surrenders, each of which may not exceed 90% of your policy’s Surrender Value as of the date of your request. If you wish to surrender more than 90% of your policy’s Surrender Value, you must request a Full Surrender of you policy, which is subject to the Surrender Charge reflected in the table above. (See section headed “Partial Surrenders” for a discussion of Partial Surrenders of your policy.)

Changes to “LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT” section of the prospectus:

Effective as of the close of business on October 1, 2010, the following information amends the “Sub-Accounts and Funds” section related to Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation:

The LVIP Marsico International Growth Fund has changed its name following a change in sub-advisor.  It is now known as:

LVIP MFS International Growth Fund:  Long-term capital appreciation.
(subadvised by Massachusetts Financial Services Company)
(formerly subadvised by Marsico Capital Management, LLC)

Effective as of the close of business on October 8, 2010, the following information amends the “Sub-Accounts and Funds” section related to Delaware VIP Trust, advised by Delaware Management Company:

The Delaware VIP Trend Series fund has changed its name following a merger.  It is now known as:

Delaware VIP Smid Cap Growth Series: Capital appreciation.
(formerly Delaware VIP Trend Series)

Changes to “POLICY CHARGES AND FEES” section of the prospectus:

The following replaces the second paragraph of the “Full Surrenders” section:

For example, the Surrender Charge for a Full Surrender of a policy at the end of the second policy year for a male, standard non-tobacco, issue age 45 and a female, standard non-tobacco, issue age 45 with an Initial Specified Amount of $1,000,000 which has not been increased would be; a) $9.12 multiplied by b) 1,000 ($1,000,000 divided by 1,000), or $9,120.

Changes to “YOUR INSURANCE POLICY” section of the prospectus:

The following sentence is added to the beginning of the Estate Tax Repeal Rider description located under the “Riders” section:

This rider will no longer be available to policies issued on or after November 15, 2010.

Changes to “APPENDIX A”

The following replaces, in full, Appendix A.  The values have changed due to the changes in Charges and Fees described above:

EXAMPLE OF SURRENDER CHARGE CALCULATIONS:

The following hypothetical examples demonstrate the impact of Surrender Charges under different scenarios for a male, standard non-tobacco, issue age 45 and a female, standard non-tobacco, issue age 45 with an Initial Specified Amount of $1,000,000, no Indebtedness, assumed investment return of 8.00% (7.24% net) and a planned annual Premium Payment of $15,000 (all amounts shown for the end of each policy year in each of the tables below are in dollars):

1)   Fully surrender the policy at the end of the representative policy years shown:

End of Year	Accumulation Value	Surrender Charge	Surrender Value
1	12,858	18,520	0
2	26,556	9,120	17,436
5	73,231	0	73,231

In the table above, the Surrender Charge at the end of year 1 would be:

a)              $18.52 multiplied by

b)             1,000 ($1,000,000 divided by 1,000), or $18,520.

2)   Decrease the Initial Specified Amount by $500,000 from $1,000,000 to $500,000 at the end of the representative policy years shown:

End of Year	Surrender Charge
1	4,630
2	2,280
11	0

In the table above, the Surrender Charge at the end of year 1 would be:

a)              18.52 multiplied by

b)             250 ($250,000 divided by 1,000), or $4,630.

•                  In the table above, Surrender Charges were only imposed on that part of the Reduction in Initial Specified Amount which exceeded 25% of the Initial Specified Amount. Therefore, only $250,000 of the requested $500,000 Reduction in the Initial Specified Amount is assessed a Surrender Charge.

3)   Increase the specified amount by $500,000 from $1,000,000 to $1,500,000 at the beginning of year 2, at attained age 47, standard non-tobacco, and then Fully Surrender the policy at the end of the representative policy years shown:

End of Year	Accumulation Value	Surrender Charge on Initial $1,000,000 of Specified Amount	Surrender Charge on Additional $500,000 of Specified Amount	Total Surrender Charge	Surrender Value
2	25,600	9,120	9,495	18,615	6,985
3	39,166	0	4,805	4,805	34,361
5	68,972	0	0	0	68,972
11	129,335	0	0	0	129,335

In the table above, the surrender charge at the end of year 2 would be:

a)

(i)   9.12 multiplied by

(ii)  1,000 ($1,000,000 divided by 1,000), plus

b)

(i)   18.99 multiplied by

(ii)  500 ($500,000 divided by 1,000), or $9,495.

•                  At the end of year 2, the Surrender Charge equals the charge on the Initial Specified Amount plus the charge on the additional specified amount.

•                  At the end of year 3, the Surrender Charge for the Initial Specified Amount would have expired.

•                  At the end of year 5, the Surrender Charge for both the Initial and additional specified amount would have expired.

4)   Increase the specified amount by $500,000 from $1,000,000 to $1,500,000 at the beginning of year 2, at attained age 47, standard non-tobacco, and then decrease the specified amount by $900,000 from $1,500,000 to $600,000 at the end of the representative policy year shown:

End of Year	Surrender Charge on Initial $1,000,000 of Specified Amount	Surrender Charge on Additional $500,000 of Specified Amount	Total Surrender Charge
2	1,368	7,122	8,490
3	0	3,604	3,604
11	0	0	0

In the table above, the surrender charge at the end of year 2 would be:

a)

(i)   9.12 multiplied by

(ii)  150 ($400,000 minus $250,000 ($1,000,000 multiplied by 25%) divided by 1,000), plus

b)

(i)   18.99 multiplied by

(ii)  375 ($500,000 minus $125,000 ($500,000 multiplied by 25%), divided by 1,000), or $8,490.

•                  In the table above, Surrender Charges were only imposed on that part of the Reduction in Initial Specified Amount which exceeded 25% of the Initial Specified Amount and on that part of the reduction of the increase in specified amount which exceeded 25% of the increase in specified amount. Therefore, only $375,000 of the $500,000 increase in specified amount being surrendered is assessed a Surrender Charge and only $150,000 of the $400,000 of the Initial Specified Amount being reduced is assessed a Surrender Charge.

•                  At the end of year 2, the Surrender Charge equals the charge on the Initial Specified Amount plus the charge on the additional specified amount.

•                  At the end of year 3, the Surrender Charge for the Initial Specified Amount would have expired.

•                  At the end of year 11, the Surrender Charge for both the Initial and additional specified amount would have expired.


                           PART C - OTHER INFORMATION

Item 26. EXHIBITS

(1) Resolution of the Board of Directors of Lincoln Life & Annuity Company of

    New York and related documents authorizing establishment of the

    Account.(2)

(2) Not applicable.

(3) (a) Principal Underwriting Agreement between Lincoln Financial

    Distributors, Inc. and Lincoln Life & Annuity Company of New York.(3)

(4) (a) Policy Form LN697 NY (6)

     (b) Estate Tax Repeal Rider - Policy Form LR511 NY(6)

     (c) No-Lapse Enhancement Rider - Policy Form LR697 NY (13)

     (d) Overloan Protection Rider - Policy Form LR540 NY(9)

     (e) Premium Reserve Rider - Policy Form LR543 NY(9)

(5) (a) Application - LFF06300-18 NY(11)

     (b) Addendum to Application - (11)

(6) (a) Articles of Incorporation of Lincoln Life & Annuity Company of New

   York.(1)

     (b) Bylaws of Lincoln Life & Annuity Company of New York.(1)

(7) Form of Reinsurance Contracts(9)

(8) Fund Participation Agreements, and amendments thereto, between Lincoln Life

& Annuity Company of New York and:

     (a) AllianceBernstein Variable Products Series Fund, Inc.(4)

     (b) American Century Investments Variable Portfolios, Inc.(4)

     (c) American Funds Insurance Series(4)

     (d) BlackRock Variable Series Fund, Inc. (4)

     (e) Delaware VIP Trust(4)

     (f) DWS Variable Series II (4)

     (g) Fidelity Variable Insurance Products(4)

     (h) Franklin Templeton Variable Insurance Products Trust(4)

     (i) Lincoln Variable Insurance Products Trust(4)

     (j) MFS Variable Insurance Trust(12)

     (k) PIMCO Variable Insurance Trust(4)

(9) (a) Accounting and Financial Administration Services Agreement dated

    October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life

    Insurance Company and Lincoln Life & Annuity Company of New York(7)

   (b) Amended and Restated Service Agreement by and between Lincoln Life &

      Annuity Company of New York and The Lincoln National Life Insurance

      Company, effective January 1, 2004.(10)

(10) Not applicable.

(11) Opinion and Consent of John L. Reizian, Esquire. (Filed herewith)

(12) Not Applicable.

(13) Not Applicable.

(14) Consent of Ernst & Young LLP, Independent Registered Public Accounting

Firm

(15) Not applicable.

(16) Not applicable.

(17) Compliance Procedures(4)


_______________

(1) Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 to

     Registration Statement on Form S-6 (File No. 033-77496) filed on April 2,

2007.

(2) Incorporated by reference to Registration Statement on Form N-8B-2 (File

    No. 811-08651) filed on February 11, 1998.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6

(File No. 333-145531) filed on November 16, 2007.

(4) Incorporated by reference to Pre-Effective Amendment No. 7 on Form N-6

(File 333-155333) filed on April 1, 2010.

(5) Incorporated by reference to Post-Effective Amendment No. 8 on Form S-6

(File No. 333-46113) filed on November 13, 2001.

(6) Incorporated by reference to Pret-Effective Amendment No. 1 on Form N-6

(File No. 333-149053) filed on January 23, 2009.

(7) Incorporated by reference to Registration Statement on Form N-4 (File No.

333-147673) filed on November 28, 2007.

(8) Incorporated by reference to Post-Effective Amendment No. 11 on Form N-4

(File No. 333-145531) filed on August 26, 2010.

(9) Incorporated by reference to Registration Statement on Form N-6 (File No.

333-148917) filed on January 29, 2008.

(10) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6

(File No. 333-84684) filed on April 7, 2004.

(11) Incorporated by reference to Registration Statement on Form N-6 (File No.

333-155333) filed on November 13, 2008.

(12) Incorporated by reference to Post-Effective Amendment No. 4 on Form N-6

(File No. 333-141768) filed on April 2, 2009.

Item 27. Directors and Officers of the Depositor




Name                               Positions and Offices with Depositor

--------------------------------   -----------------------------------------------------------------------


Charles C. Cornelio**              Executive Vice President and Chief Administrative Officer and Director

Frederick J. Crawford**            Executive Vice President, Chief Financial Officer and Director

Robert W. Dineen***                Director

Lawrence A. Samplatsky****         Vice President and Chief Compliance Officer

Dennis R. Glass**                  President, Chief Executive Officer and Director

George W. Henderson, III           Director

Granville Capital

300 North Greene Street

Greensboro, NC 27401

Mark E. Konen*****                 Senior Vice President and Director

M. Leanne Lachman                  Director

870 United Nations Plaza, #19-E

New York, NY 10017

Louis G. Marcoccia                 Director

Senior Vice President

Syracuse University

Crouse-Hinds Hall, Suite 620

900 South Crouse Avenue

Syracuse, NY 13244

Patrick S. Pittard                 Director

20 Cates Ridge

Atlanta, GA 30327

Robert O. Sheppard*                Second Vice President, Secretary and General Counsel



   * Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY

13202

     ** Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

        *** Principal business address is Center Square West Tower, 1500 Market

Street, Suite 3900, Philadelphia, PA 19102-2112

**** Principal business address is 350 Church Street, Hartford, CT 06103

*****     Principal business address is 100 North Greene Street, Greensboro, NC

27401

                                      B-2


Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

     Organizational Chart of the Lincoln National Corporation Insurance Company

Holding Company System (8)

Item 29. Indemnification

     (a) Brief description of indemnification provisions:

     In general, Article VII of the By-Laws of Lincoln Life & Annuity Company

     of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors,

     officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln New York.

     Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit

     No. 6(b) hereto) for the full text of the indemnification provisions.

     Indemnification is permitted by, and is subject to the requirements of,

     New York law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities

      Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities

     Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item

     28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore,

     unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

   (a) Lincoln Financial Distributors, Inc. is the principal underwriter for

      Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life & Annuity

      Flexible Premium Variable Life Account JA-B; Lincoln Life & Annuity

      Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium

      Variable Life Account M; Lincoln New York Account N for Variable

      Annuities; LLANY Separate Account S for Flexible Premium Variable Life;

      Lincoln New York Account T Variable Annuity; and Lincoln Life & Annuity

      Flexible Premium Variable Life Account Y.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:




Name                        Positions and Offices with Underwriter

-------------------------   ------------------------------------------------


Patrick J. Caulfield***     Vice President and Chief Compliance Officer

Wilford H. Fuller           President, Chief Executive Officer and Director

Anant Bhalla*               Vice President and Treasurer

James Ryan*                 Vice President and Director

Joel Schwartz*              Vice President and Director

Linda Woodward**            Secretary

Keith J. Ryan**             Vice President and Chief Financial Officer



      * Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

   ** Principal business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

*** Principal business address is 350 Church Street, Hartford, CT 06103

     (c) N/A

Item 31. Location of Accounts and Records

Books of Account and corporate records are maintained by Lincoln Life & Annuity

Company of New York, 100 Madison Street, Suite 1860, Syracuse, New York 13202.

All other accounts, books, and documents, except accounting records, required to be maintained

                                      B-3


by the 1940 Act and the Rules promulgated thereunder are maintained by The

Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne,

Indiana 46802 and One Granite Place, Concord, New Hampshire 03301. The

accounting records are maintained by Bank of New York Mellon, N.A., One Mellon

Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies,

in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

                                      B-4

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, LLANY Separate Account R for Flexible Premium Variable Life Insurance, has duly caused this Post-Effective Amendment Number 4 to the Registration Statement (File No.: 333-149053; 811-08651; CIK: 0001055225) on Form N-6 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut, on the 30th day of September, 2010.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

LLANY Separate Account R for Flexible Premium
Variable Life Insurance
(Registrant)

By	/s/ Joshua R. Durand
Joshua R. Durand
Assistant Vice President
Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York
(Depositor)

By	/s/ Joshua R. Durand
Joshua R. Durand
Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment Number 4 to the Registration Statement (File No.: 333-149053; 811-08651; CIK: 0001055225) has been signed below on September 30, 2010 by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature	Title

/s/ Dennis R. Glass *	President
Dennis R. Glass

/s/ Charles C. Cornelio *	Executive Vice President; Chief Administration Officer and Director
Charles C. Cornelio

/s/ Frederick J. Crawford *	Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford

/s/ C. Phillip Elam II *	Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Robert W. Dineen *	Director
Robert W. Dineen

/s/ George W. Henderson, III *	Director
George W. Henderson, III

/s/ Mark E. Konen *	Director
Mark E. Konen

/s/ M. Leanne Lachman *	Director
M. Leanne Lachman

/s/ Louis G. Marcoccia *	Director
Louis G. Marcoccia

/s/ Patrick S. Pittard *	Director
Patrick S. Pittard

*By:	/s/ John L. Reizian
John L. Reizian
Attorney-in-Fact, pursuant to a Power-of-Attorney filed with this Registration Statement